Note 5 - Inventories, net	12 Months Ended
Dec. 31, 2025
Notes
Note 5 - Inventories, net

Note 5 – Inventories, net

	As of December 31, 2025	As of December 31, 2024

Raw materials	$1,012,504	$504,898
Finished goods	884,527	1,081,989
Work in process	1,780,296	936,381
Subtotal	$3,677,327	$2,523,268
Less: impairment loss	(327,311)	(316,939)
Total inventories, net	$3,350,016	$2,206,329

The Company recovered ($5,195) for the years ended December 31, 2025; the Company recorded $129,686 and $6,713 impairment of inventories for the years ended December 31, 2024 and 2023, respectively.